Basic and Diluted Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2022
Basic and Diluted Net Income/(Loss) Per Share
Basic and Diluted Net Income/(Loss) Per Share

16. Basic and Diluted Net Income/(Loss) Per Share

Basic and diluted net income/(loss) per share for the years ended December 31, 2020, 2021 and 2022 have been calculated in accordance with ASC 260 as follows:

	For the years ended
	December 31,
	2020	2021	2022
Net income/(loss) per ordinary share – basic:
Numerator (RMB’000):
Net income/(loss) attributable to 36Kr Holdings Inc.	(279,342)	(90,609)	22,637
Net loss/(income) attributable to non-controlling interests	(889)	1,038	(694)
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(280,231)	(89,571)	21,943
Denominator:
Weighted average number of ordinary shares outstanding	1,019,316,944	1,025,068,349	1,034,547,219
Denominator used in computing net income/(loss) per share - basic	1,019,316,944	1,025,068,349	1,034,547,219
Net income/(loss) per ordinary share: - basic (RMB)	(0.275)	(0.087)	0.021

Net income/(loss) per ordinary share - diluted:
Numerator (RMB’000):
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(280,231)	(89,571)	21,943
Net income/(loss) attributable to ordinary shareholders - diluted	(280,231)	(89,571)	21,943
Denominator:
Denominator used in computing net income/(loss) per share - basic	1,019,316,944	1,025,068,349	1,034,547,219
Denominator used in computing net income/(loss) per share - diluted	1,019,316,944	1,025,068,349	1,034,547,219
Net loss per ordinary share – diluted (RMB)	(0.275)	(0.087)	0.021

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the year.

For the years ended December 31, 2020, 2021 and 2022, there are no anti-dilutive effects that should be excluded from the computation of diluted loss per share.